Calvert
Growth Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 99.1%(1)

Security	Shares	Value
Equity Funds — 90.3%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	286,963	$ 10,376,568
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	1,125,781	39,559,952
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,273,571	67,830,399
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	462,867	32,571,933
Calvert US Large-Cap Value Responsible Index Fund, Class R6	899,553	30,701,745
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	251,987	10,749,764
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	291,113	28,348,592
Calvert Focused Value Fund, Class R6	1,893,907	22,253,405
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,658,159	22,550,963
Calvert Emerging Markets Equity Fund, Class R6	581,961	11,697,411
Calvert International Equity Fund, Class R6	1,054,429	28,575,034
Calvert International Opportunities Fund, Class R6	768,497	14,332,474
Calvert Mid-Cap Fund, Class I	74,337	3,433,640
		$322,981,880
Income Funds — 8.8%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	189,568	$1,658,716
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	843,276	12,337,122
The Calvert Fund:
Calvert Core Bond Fund, Class I	667,893	10,572,752
Calvert High Yield Bond Fund, Class R6	141,948	3,518,896
Calvert Mortgage Access Fund, Class I	358,969	3,539,431
Calvert Short Duration Income Fund, Class R6	4,903	77,857
		$31,704,774
Total Mutual Funds (identified cost $260,415,139)		$354,686,654

Short-Term Investments — 1.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	3,567,544	$ 3,567,544
Total Short-Term Investments (identified cost $3,567,544)		$ 3,567,544
Total Investments — 100.1% (identified cost $263,982,683)		$358,254,198

Other Assets, Less Liabilities — (0.1)%	$ (493,171)
Net Assets — 100.0%	$357,761,027

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Calvert
Growth Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $358,254,198, which represents 100.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$ —	$12,168,777	$ —	$ —	$ 168,345	$ 12,337,122	$ 167,277	$ —	843,276
Core Bond Fund, Class I	14,209,112	6,528,697	(9,824,234)	(312,960)	(27,863)	10,572,752	368,917	—	667,893
Emerging Markets Advancement Fund, Class I	22,134,356	3,701,283	(5,999,788)	(147,916)	2,863,028	22,550,963	332,220	—	1,658,159
Emerging Markets Equity Fund, Class R6	10,267,723	2,273,473	(1,761,121)	45,537	871,799	11,697,411	59,677	—	581,961
Equity Fund, Class R6	28,535,788	2,007,352	(790,745)	(63,322)	(1,340,481)	28,348,592	107,673	1,827,874	291,113
Floating-Rate Advantage Fund, Class R6	2,702,545	124,238	(1,127,295)	1,104	(41,876)	1,658,716	124,250	—	189,568
Focused Value Fund, Class R6	22,792,965	1,682,989	(1,614,186)	218,417	(826,780)	22,253,405	263,499	616,122	1,893,907
High Yield Bond Fund, Class R6	5,349,466	2,047,183	(3,885,477)	(78,383)	86,107	3,518,896	139,706	—	141,948
International Equity Fund, Class R6	30,766,924	1,532,381	(4,017,950)	63,002	230,677	28,575,034	379,150	—	1,054,429
International Opportunities Fund, Class R6	17,162,458	1,361,217	(4,167,090)	223,609	(247,720)	14,332,474	444,997	—	768,497
International Responsible Index Fund, Class R6	29,666,919	10,337,727	(3,011,932)	49,327	2,517,911	39,559,952	823,533	—	1,125,781
Liquidity Fund, Institutional Class(1)	2,587,614	19,605,478	(18,625,548)	—	—	3,567,544	90,236	—	3,567,544
Mid-Cap Fund, Class I	4,508,511	219,235	(1,141,808)	179,053	(331,351)	3,433,640	7,894	116,809	74,337
Mortgage Access Fund, Class I	—	3,658,708	(161,022)	(1,206)	42,951	3,539,431	60,839	—	358,969
Short Duration Income Fund, Class R6	—	15,215,142	(15,147,272)	9,558	429	77,857	48,660	—	4,903
Small-Cap Fund, Class R6	9,124,744	5,868,323	(4,129,337)	1,073,071	(1,560,233)	10,376,568	15,668	59,854	286,963
Ultra-Short Duration Income Fund, Class R6	8,860,134	200,771	(9,052,111)	30,809	(39,603)	—	105,893	—	—
US Large-Cap Core Responsible Index Fund, Class R6	70,516,562	22,069,749	(26,242,142)	748,713	737,517	67,830,399	816,747	690,198	1,273,571

Calvert
Growth Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class R6	$ 34,154,903	$ 5,886,705	$ (8,999,103)	$ 272,112	$ 1,257,316	$ 32,571,933	$ 225,835	$ 550,695	462,867
US Large-Cap Value Responsible Index Fund, Class R6	34,892,139	2,844,055	(6,897,434)	1,256,727	(1,393,742)	30,701,745	608,489	1,102,438	899,553
US Mid-Cap Core Responsible Index Fund, Class R6	10,937,627	4,087,595	(4,327,845)	1,030,098	(977,711)	10,749,764	79,476	—	251,987
Total				$ 4,597,350	$ 1,988,720	$358,254,198	$5,270,636	$4,963,990

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$354,686,654	$ —	$ —	$354,686,654
Short-Term Investments	3,567,544	—	—	3,567,544
Total Investments	$358,254,198	$ —	$ —	$358,254,198
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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